Deferred Acquisition Costs - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Deferred Policy Acquisition Costs [Line Items]
DAC amortization expense related to life block transaction		$ 142
DAC Amortization expense related to recoverability testing	$ 39